LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–96.89%
Automobiles–3.22%
†Lucid Group, Inc.	20,122	$112,482
†Tesla, Inc.	13,131	3,285,639
		3,398,121
Beverages–2.79%
Keurig Dr Pepper, Inc.	12,429	392,383
†Monster Beverage Corp.	9,268	490,741
PepsiCo, Inc.	12,198	2,066,829
		2,949,953
Biotechnology–4.45%
Amgen, Inc.	4,731	1,271,504
†Biogen, Inc.	1,282	329,487
Gilead Sciences, Inc.	11,044	827,637
†Moderna, Inc.	3,375	348,604
†Regeneron Pharmaceuticals, Inc.	947	779,343
†Seagen, Inc.	1,660	352,169
†Vertex Pharmaceuticals, Inc.	2,280	792,847
		4,701,591
Broadline Retail–6.52%
†Amazon.com, Inc.	42,661	5,423,066
eBay, Inc.	4,735	208,766
JD.com, Inc.ADR	4,020	117,103
†MercadoLibre, Inc.	445	564,206
†PDD Holdings, Inc.ADR	5,781	566,943
		6,880,084
Commercial Services & Supplies–0.76%
Cintas Corp.	900	432,909
†Copart, Inc.	8,454	364,283
		797,192
Communications Equipment–1.84%
Cisco Systems, Inc.	36,081	1,939,714
		1,939,714
Consumer Staples Distribution & Retail–2.46%
Costco Wholesale Corp.	3,927	2,218,598
†Dollar Tree, Inc.	1,951	207,684
Walgreens Boots Alliance, Inc.	7,639	169,891
		2,596,173
Electric Utilities–1.20%
American Electric Power Co., Inc.	4,558	342,853
Constellation Energy Corp.	2,872	313,278
Exelon Corp.	8,806	332,778
Xcel Energy, Inc.	4,873	278,833
		1,267,742
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Energy Equipment & Services–0.30%
Baker Hughes Co.	8,964	$316,608
		316,608
Entertainment–1.91%
Electronic Arts, Inc.	2,415	290,766
†Netflix, Inc.	3,936	1,486,234
†Warner Bros Discovery, Inc.	21,569	234,239
		2,011,239
Financial Services–0.54%
†PayPal Holdings, Inc.	9,742	569,517
		569,517
Food Products–1.14%
Kraft Heinz Co.	10,866	365,532
Mondelez International, Inc. Class A	12,058	836,825
		1,202,357
Ground Transportation–0.90%
CSX Corp.	17,801	547,381
Old Dominion Freight Line, Inc.	971	397,275
		944,656
Health Care Equipment & Supplies–1.93%
†Align Technology, Inc.	677	206,702
†Dexcom, Inc.	3,432	320,206
GE HealthCare Technologies, Inc.	4,026	273,929
†IDEXX Laboratories, Inc.	735	321,393
†Intuitive Surgical, Inc.	3,117	911,068
		2,033,298
Hotels, Restaurants & Leisure–2.79%
†Airbnb, Inc. Class A	3,783	519,065
†Booking Holdings, Inc.	317	977,612
Marriott International, Inc. Class A	2,646	520,098
Starbucks Corp.	10,150	926,391
		2,943,166
Industrial Conglomerates–1.03%
Honeywell International, Inc.	5,894	1,088,858
		1,088,858
Interactive Media & Services–9.70%
†Alphabet, Inc. Class A	24,528	3,209,734
†Alphabet, Inc. Class C	24,000	3,164,400
†Meta Platforms, Inc. Class A	12,889	3,869,407
		10,243,541
LVIP SSGA Nasdaq-100 Index Fund–1

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services–0.29%
Cognizant Technology Solutions Corp. Class A	4,493	$304,356
		304,356
Life Sciences Tools & Services–0.18%
†Illumina, Inc.	1,400	192,192
		192,192
Machinery–0.37%
PACCAR, Inc.	4,627	393,387
		393,387
Media–2.53%
†Charter Communications, Inc. Class A	1,328	584,081
Comcast Corp. Class A	36,517	1,619,164
Sirius XM Holdings, Inc.	34,251	154,814
†Trade Desk, Inc. Class A	3,938	307,755
		2,665,814
Oil, Gas & Consumable Fuels–0.23%
Diamondback Energy, Inc.	1,587	245,795
		245,795
Pharmaceuticals–0.33%
AstraZeneca PLC ADR	5,169	350,045
		350,045
Professional Services–1.47%
Automatic Data Processing, Inc.	3,658	880,042
Paychex, Inc.	3,192	368,133
Verisk Analytics, Inc.	1,282	302,860
		1,551,035
Real Estate Management & Development–0.26%
†CoStar Group, Inc.	3,617	278,111
		278,111
Semiconductors & Semiconductor Equipment–17.90%
†Advanced Micro Devices, Inc.	14,335	1,473,925
Analog Devices, Inc.	4,421	774,073
Applied Materials, Inc.	7,435	1,029,376
ASML Holding NV	769	452,679
Broadcom, Inc.	3,662	3,041,584
†Enphase Energy, Inc.	1,213	145,742
†GLOBALFOUNDRIES, Inc.	4,850	282,221
Intel Corp.	37,158	1,320,967
KLA Corp.	1,215	557,272
Lam Research Corp.	1,176	737,081
Marvell Technology, Inc.	7,615	412,200
Microchip Technology, Inc.	4,829	376,903
Micron Technology, Inc.	9,690	659,211
NVIDIA Corp.	10,213	4,442,553
NXP Semiconductors NV	2,287	457,217
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
†ON Semiconductor Corp.	3,824	$355,441
QUALCOMM, Inc.	9,863	1,095,385
Texas Instruments, Inc.	8,036	1,277,804
		18,891,634
Software–16.55%
†Adobe, Inc.	4,044	2,062,036
†ANSYS, Inc.	767	228,221
†Atlassian Corp. Class A	1,345	271,031
†Autodesk, Inc.	1,896	392,301
†Cadence Design Systems, Inc.	2,414	565,600
†Crowdstrike Holdings, Inc. Class A	1,984	332,082
†Datadog, Inc. Class A	2,623	238,929
†Fortinet, Inc.	6,952	407,943
Intuit, Inc.	2,480	1,267,131
Microsoft Corp.	30,720	9,699,840
†Palo Alto Networks, Inc.	2,708	634,864
†Synopsys, Inc.	1,347	618,233
†Workday, Inc. Class A	1,824	391,886
†Zoom Video Communications, Inc. Class A	2,221	155,337
†Zscaler, Inc.	1,285	199,933
		17,465,367
Specialty Retail–0.78%
†O'Reilly Automotive, Inc.	535	486,240
Ross Stores, Inc.	3,029	342,126
		828,366
Technology Hardware, Storage & Peripherals–10.48%
Apple, Inc.	64,642	11,067,357
		11,067,357
Textiles, Apparel & Luxury Goods–0.40%
†Lululemon Athletica, Inc.	1,082	417,230
		417,230
Trading Companies & Distributors–0.26%
Fastenal Co.	5,056	276,260
		276,260
Wireless Telecommunication Services–1.38%
†T-Mobile U.S., Inc.	10,438	1,461,842
		1,461,842
Total Common Stock (Cost $91,988,282)		102,272,601

LVIP SSGA Nasdaq-100 Index Fund–2

LVIP SSGA Nasdaq-100 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–3.01%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.29%)	3,180,667	$3,180,667
Total Money Market Fund (Cost $3,180,667)		3,180,667

TOTAL INVESTMENTS–99.90% (Cost $95,168,949)	$105,453,268
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	107,176
NET ASSETS APPLICABLE TO 10,109,583 SHARES OUTSTANDING–100.00%	$105,560,444

†Non-income producing.

The following futures contracts were outstanding at September 30, 2023:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
11	E-mini NASDAQ 100	$3,270,630	$3,430,630	12/15/23	$—	$(160,000)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2023.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes.
LVIP SSGA Nasdaq-100 Index Fund–3

LVIP SSGA Nasdaq-100 Index Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Nasdaq-100 Index Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$102,272,601	$—	$—	$102,272,601
Money Market Fund	3,180,667	—	—	3,180,667
Total Investments	$105,453,268	$—	$—	$105,453,268
Derivatives:

Liabilities:
Futures Contract	$(160,000)	$—	$—	$(160,000)
There were no Level 3 investments at the beginning or end of the period.
LVIP SSGA Nasdaq-100 Index Fund–4